Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets, Net
Schedule of details of goodwill by segments

The following table presents the details of goodwill by segment (in millions):

	U.S.	European
	Equities	Equities	Global FX	Total
Balance as of December 31, 2013	$—	$198.0	$—	$198.0
Acquisition of goodwill	253.5	—	—	253.5
Changes in foreign currency exchange rates	—	(9.8)	—	(9.8)
Balance as of December 31, 2014	253.5	188.2	—	441.7
Acquisition of goodwill	—	—	308.2	308.2
Changes in foreign currency exchange rates	—	(8.6)	—	(8.6)
Balance as of December 31, 2015	$253.5	$179.6	$308.2	$741.3

Schedule of details of intangible assets by segment

The following table presents the details of the intangible assets (in millions):

	U.S.	European		Corporate
	Equities	Equities	Global FX	and Other	Total
Balance as of December 31, 2013	$—	$48.8	$—	$0.2	$49.0
Acquisition of intangible assets	120.4	—	—	—	120.4
Amortization	(5.3)	(5.0)	—	—	(10.3)
Changes in foreign currency exchange rates	—	(2.6)	—	—	(2.6)
Balance as of December 31, 2014	115.1	41.2	—	0.2	156.5
Acquisition of intangible assets	—	—	111.0	—	111.0
Amortization	(8.5)	(7.0)	(11.4)	—	(26.9)
Changes in foreign currency exchange rates	—	(1.6)	—	—	(1.6)
Balance as of December 31, 2015	$106.6	$32.6	$99.6	$0.2	$239.0

Schedules of categories of intangible assets

The following table presents the categories of intangible assets at December 31, 2015 and 2014 (in millions):

									Weighted
	December 31, 2015				December 31, 2014				Average
	U.S.	European		Corporate	U.S.	European		Corporate	Amortization
	Equities	Equities	Global FX	and Other	Equities	Equities	Global FX	and Other	Period
Trademarks and trade names	$1.6	$0.6	$15.3	$—	$1.6	$0.6	$—	$—	indefinite
Customer relationships	43.0	43.0	81.2	—	43.0	45.0	—	—	18.6
Noncompete agreements	3.9	—	1.9	—	3.9	—	—	—	0.7
Trading registrations and licenses	71.9	10.3	—	—	71.9	10.8	—	—	indefinite
Technology	—	—	12.6	—	—	—	—	—	6.0
Domain names	—	—	—	0.2	—	—	—	0.2	indefinite
Accumulated amortization	(13.8)	(21.3)	(11.4)	—	(5.3)	(15.2)	—	—
	$106.6	$32.6	$99.6	$0.2	$115.1	$41.2	$—	$0.2